EMPLOYEE AND DIRECTOR BENEFIT PLANS (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
Non-vested options at December 31, 2011	63,616
Non-vested options, Granted	5,750
Non-vested options, Vested	31,362
Non-vested options, Forfeited	(64,147)
Non-vested options at December 31, 2012	36,581
Non-vested, Weighted-Average Grant Date Fair Value at December 31, 2011	$ 2.87
Non-vested granted, Weighted-Average Grant Date Fair Value, Grant	$ 2.61
Non-vested Vested, Weighted-Average Grant Date Fair Value, Vested	$ 2.30
Non-vested Vested, Weighted-Average Grant Date Fair Value, Forfeited	$ 2.91
Non-vested Vested, Weighted-Average Grant Date Fair Value at December 31, 2012	$ 2.64